Information Concerning the Group's Consolidated Operations - Revenues by Country of Origin and Other Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Disclosure of revenue [line items]
Revenues	$ 15,190	[1]	$ 12,731	$ 25,188
Research tax credit	7,800		8,561	8,327
Subsidies and other			140	201
Other income	7,800	[1]	8,701	8,528
Total revenues and other income	22,990	[1]	21,432	33,715
France [member]
Disclosure of revenue [line items]
Revenues	7,896		12,495	24,680
United States [member]
Disclosure of revenue [line items]
Revenues	$ 7,294		$ 236	$ 508

[1]	The 2019 Consolidated Financial Statements have been prepared according to the new IFRS 16 “Leases” standard with a new “right-of-use assets” category and a resulting significant increase of “lease debts” compared to the previous period (see note 2.2 for discussion of the application of IFRS 16 “Leases” from January 1, 2019 under the modified retrospective transition method). Prior periods have not been restated for the adoption.